INTANGIBLE ASSETS—NET - Expected Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 56,737
2026	56,737
2027	53,496
2028	48,957
2029	48,957
Thereafter	261,554
Net Carrying Amount	$ 526,438	$ 582,863